Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Total current assets	$ 281,732	$ 273,144
Net property, plant and equipment	1,095,137	1,083,640
Total assets	3,391,778	3,318,818
Current liabilities:
Current maturities of long-term debt	21,332	15,625
Total current liabilities	241,653	225,341
Long-term debt	1,898,152	1,884,270
Total liabilities	2,370,719	2,337,352
Stockholders' equity	1,021,059	981,466	$ 932,946	$ 861,625
Total liabilities and stockholders' equity	3,391,778	3,318,818
LAMAR MEDIA CORP [Member]
ASSETS
Total current assets	281,232	272,644
Net property, plant and equipment	1,095,137	1,083,640
Intangibles and goodwill, net	1,938,861	1,869,134
Other assets	58,190	75,042
Total assets	3,373,420	3,300,460
Current liabilities:
Current maturities of long-term debt	21,332	15,625
Other current liabilities	215,841	205,933
Total current liabilities	237,173	221,558
Long-term debt	1,898,152	1,884,270
Other noncurrent liabilities	230,914	227,741
Total liabilities	2,366,239	2,333,569
Stockholders' equity	1,007,181	966,891	$ 884,490	$ 812,605
Total liabilities and stockholders' equity	3,373,420	3,300,460
Lamar Media [Member] | LAMAR MEDIA CORP [Member]
ASSETS
Total current assets	6,086	12,003
Other assets	2,969,906	2,903,894
Total assets	2,975,992	2,915,897
Current liabilities:
Current maturities of long-term debt	21,332	15,625
Other current liabilities	29,268	29,281
Total current liabilities	50,600	44,906
Long-term debt	1,898,152	1,884,270
Other noncurrent liabilities	20,059	19,830
Total liabilities	1,968,811	1,949,006
Stockholders' equity	1,007,181	966,891
Total liabilities and stockholders' equity	2,975,992	2,915,897
Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
ASSETS
Total current assets	245,685	235,202
Net property, plant and equipment	1,072,595	1,063,741
Intangibles and goodwill, net	1,904,096	1,834,022
Other assets	11,451	10,413
Total assets	3,233,827	3,143,378
Current liabilities:
Other current liabilities	163,955	151,508
Total current liabilities	163,955	151,508
Other noncurrent liabilities	210,233	207,359
Total liabilities	374,188	358,867
Stockholders' equity	2,859,639	2,784,511
Total liabilities and stockholders' equity	3,233,827	3,143,378
Non-Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
ASSETS
Total current assets	29,461	25,439
Net property, plant and equipment	22,542	19,899
Intangibles and goodwill, net	34,765	35,112
Other assets	535	13,953
Total assets	87,303	94,403
Current liabilities:
Other current liabilities	22,618	25,144
Total current liabilities	22,618	25,144
Other noncurrent liabilities	53,659	52,788
Total liabilities	76,277	77,932
Stockholders' equity	11,026	16,471
Total liabilities and stockholders' equity	87,303	94,403
Eliminations [Member] | LAMAR MEDIA CORP [Member]
ASSETS
Other assets	(2,923,702)	(2,853,218)
Total assets	(2,923,702)	(2,853,218)
Current liabilities:
Other noncurrent liabilities	(53,037)	(52,236)
Total liabilities	(53,037)	(52,236)
Stockholders' equity	(2,870,665)	(2,800,982)
Total liabilities and stockholders' equity	$ (2,923,702)	$ (2,853,218)